New Standards And Interpretations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Decrease in cash flows used in operating activities	$ 16,375	$ 15,140	$ 40,649
Increase in cash flows used in financing activities	$ 2,061	(17,949)	$ (19,578)
Weighted average discount rate				3.48%
IFRS 16
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Decrease in cash flows used in operating activities		354
Increase in cash flows used in financing activities		$ 354